Employee compensation	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Employee compensation	Employee compensationThe total employee compensation comprising salaries and benefits, and excluding share-based compensation, for the three and six months ended June 30, 2023 was $28,755 and $54,823, respectively (2022 - $22,714 and $44,589).
Employee compensation costs were included in the following expenses for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Cost of revenue	4,713	4,117	9,299	8,276
General and administrative	4,310	3,381	7,820	6,746
Sales and marketing	12,610	10,406	24,577	20,113
Research and development	7,122	4,810	13,127	9,454
	28,755	22,714	54,823	44,589